ACCOUNTS RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Components of Accounts Receivable	eceivables consist of the following:

	(In thousands)
Receivables	December 31, 2015	December 31, 2014
Billed Receivables	$36,278	$31,185
Unbilled Receivables	16,833	21,938
Total Receivables	$53,111	$53,123